Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2011 Short-term investments CNY	Dec. 31, 2010 Short-term investments CNY	Dec. 31, 2012 Equity investments CNY	Dec. 31, 2011 Equity investments CNY	Dec. 31, 2010 Equity investments CNY
Summary of significant accounting policies
Exchange (loss) / gain	$ 535,200	3,334,352	(7,994,077)	(5,802,680)
Total foreign currency translation adjustment (loss) / income	(3,228,277)	(20,112,491)	5,525,927	(503,180)
Convenience exchange rate (RMB to USD)		6.2301
Impairment losses on investments
Impairment charges					0	0	0	0	0	0
Period of time used to determine film and television development costs to be written off	3 years	3 years
Film and television production costs				4,812,737
Period included in calculation of Ultimate Revenues	10 years	10 years